Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Sales Prices (Detail)	12 Months Ended
	Dec. 31, 2023 USD-Barrel USD-Boe USD-Mcf Mcf	Dec. 31, 2022 USD-Mcf USD-Boe USD-Barrel	Dec. 31, 2021 USD-Boe USD-Barrel USD-Mcf
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Conversion factor for dry gas to barrels of oil | Mcf	5,201
Weighted average sales price per barrel of oil equivalent
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Average sales price | USD-Boe	54.76	69.31	52.22
Crude oil, per barrel
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Average sales price | USD-Barrel	65.89	89.84	66.06
Natural gas, per thousand cubic feet
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Average sales price | USD-Mcf	3.87	7.17	5.16